14. Investment properties (Tables)	12 Months Ended
Dec. 31, 2020
Investment property [abstract]
Schedule of fair value of investment properties

The fair value of investment properties is measured based on assessments performed by third parties.

	Balance at 12.31.2019	Additions	Impairment	Depreciation	Exchange rate	Transfers	Balance at 12.31.2020

Land	656	-	(11)	-	149	(32)	762
Buildings	2,385	6	(11)	(63)	557	(15)	2,859
Construction in progress	10	8	-	-	2	(2)	18
Total	3,051	14	(22)	(63)	708	(49)	3,639

	Balance at 12.31.2018	Additions	Depreciation	Business combination	Exchange rate changes	Transfers	Balance at 12.31.2019

Land	6	2	-	643	11	(6)	656
Buildings	10	10	(4)	2,319	45	5	2,385
Improvements	4	-	-	-	-	(4)	-
Construction in progress	-	-	-	10	-	-	10
Total	20	12	(4)	2,972	56	(5)	3,051

	Balance at 12.31.2020			Balance at 12.31.2019
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net

Land	762	-	762	656	-	656
Buildings	2,921	(62)	2,859	2,400	(15)	2,385
Construction in progress	18	-	18	10	-	10
Total	3,701	(62)	3,639	3,066	(15)	3,051

Schedule of fair value of investment properties by Exito and its subsidiaries

The net result generated by investment properties is as follows:

	2020	2019
Lease revenue	368	31
Operating expenses from investment properties that generate revenue	(78)	(4)
Operating expenses from investment properties that do not generate revenue	(165)	(12)
Net result generated by investment properties	125	15

Schedule of rates based on geographic region

The rates vary for each development based on geographic region, development format and are presented below:

	Range
Discount rate	10.00%	15.25%
Vacancy rate	1.00%	10.00%
Terminal capitalization rate	7.50%	8.50%